UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      6/30/10

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	 [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Grimes & Company, Inc.
Address:	110 Turnpike Road, Suite 100
		Westborough, MA   01581

Form 13F File Number: 28-11551

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Gerald S. Connolly
Title:	CCO
Phone:	508-366-3883

Signature, Place, and Date of Signing:

      Gerald S. Connolly
Westborough, MA          01581          7/30/10

Report Type (Check only one.):

[x] 	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other
reporting manager(s).)

[ ] 	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are
reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		 Name

28-__________________		 ________________________________________________






FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0
Form 13FInformation Table Entry Total:                           139
Form 13F Information Table Value Total(thousands):            155619




List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

No. Form 13F File Number Name
28-________________________


                             Form 13F INFORMATION TABLE
Name             	CLASS	CUSIP	        Value   AMT   TYPE     Inv. Other  Voting

3M Company		COM	88579Y101	3653	46251	SH	SOLE	0	SOLE
Abbot Laboratories Inc	COM	002824100	35	755	SH	OTHER	0	SOLE
Abbot Laboratories Inc	COM	002824100	2569	54917	SH	SOLE	0	SOLE
Accenture Ltd		COM	G1151C101	3122	80775	SH	SOLE	0	SOLE
Acusphere, Inc.		COM	00511R870	9	131991	SH	SOLE	0	SOLE
American Express Co	COM	025816109	372	9379	SH	SOLE	0	SOLE
Apple Computer Inc.	COM	037833100	629	2500	SH	OTHER	0	SOLE
Apple Computer Inc.	COM	037833100	532	2115	SH	SOLE	0	SOLE
Applied Materials Inc.	COM	038222105	40	3323	SH	OTHER	0	SOLE
Applied Materials Inc.	COM	038222105	1695	141049	SH	SOLE	0	SOLE
Astrazeneca PLC ADR	COM	046353108	58	1230	SH	OTHER	0	SOLE
Astrazeneca PLC ADR	COM	046353108	2932	62206	SH	SOLE	0	SOLE
AT&T Inc. Com		COM	00206R102	382	15800	SH	SOLE	0	SOLE
Automatic Data Proc	COM	053015103	15	375	SH	OTHER	0	SOLE
Automatic Data Proc	COM	053015103	2943	73105	SH	SOLE	0	SOLE
Avon Products, Inc.	COM	054303102	33	1230	SH	OTHER	0	SOLE
Bank of America Corp.	COM	060505104	2	164	SH	OTHER	0	SOLE
Bank of America Corp.	COM	060505104	228	15870	SH	OTHER	0	SOLE
Bank of America Corp.	COM	060505104	1768	123050	SH	SOLE	0	SOLE
Berkshire Hath  Cl A	COM	084670702	240	2	SH	OTHER	0	SOLE
Berkshire Hath  Cl A	COM	084670702	360	3	SH	SOLE	0	SOLE
Berkshire Hath Cl B	COM	084670702	100	1250	SH	OTHER	0	SOLE
Berkshire Hath Cl B	COM	084670702	990	12428	SH	SOLE	0	SOLE
Chesapeake Energy	COM	165167107	2192	104648	SH	SOLE	0	SOLE
ChevronTexaco Corp	COM	166764100	329	4854	SH	SOLE	0	SOLE
Cisco Systems, Inc.	COM	17275R102	3885	182321	SH	SOLE	0	SOLE
Citigroup Inc.		COM	172967101	146	38735	SH	SOLE	0	SOLE
Clorox			COM	189054109	2570	41338	SH	SOLE	0	SOLE
Coca-Cola Company	COM	191216100	6	121	SH	OTHER	0	SOLE
Coca-Cola Company	COM	191216100	38	760	SH	OTHER	0	SOLE
Coca-Cola Company	COM	191216100	403	8045	SH	SOLE	0	SOLE
Consolidated Edison	COM	209115104	217	5040	SH	SOLE	0	SOLE
Corning Incorporated	COM	219350105	1549	95910	SH	SOLE	0	SOLE
Covidien LTD		COM	G2554F105	1879	46755	SH	SOLE	0	SOLE
Cronus Corp.		COM	226903102	0	10000	SH	SOLE	0	SOLE
Curis, Inc.		COM	231269101	24	17000	SH	SOLE	0	SOLE
CVS Corporation		COM	126650100	2086	71144	SH	SOLE	0	SOLE
Devon Energy Corp	COM	25179M103	2	25	SH	OTHER	0	SOLE
Devon Energy Corp	COM	25179M103	2486	40803	SH	SOLE	0	SOLE
Diageo plc		COM	25243Q205	29	470	SH	OTHER	0	SOLE
Diageo plc		COM	25243Q205	263	4195	SH	SOLE	0	SOLE
Dominion Resources	COM	25746U109	297	7654	SH	SOLE	0	SOLE
Duke Energy Corp	COM	26441C105	199	12450	SH	SOLE	0	SOLE
E IduPontde Nem  C	COM	263534109	2945	85130	SH	SOLE	0	SOLE
Eaton Vance Corp.	COM	278265103	221	8000	SH	SOLE	0	SOLE
EMC Corporation		COM	268648102	695	38000	SH	OTHER	0	SOLE
EMC Corporation		COM	268648102	662	36197	SH	SOLE	0	SOLE
Emerson Electric Co.	COM	291011104	2213	50641	SH	SOLE	0	SOLE
Energen Corporation	COM	29265N108	322	7258	SH	SOLE	0	SOLE
ENSCO International	COM	29358Q109	1978	50365	SH	SOLE	0	SOLE
Exelon Corporation	COM	30161N101	2288	60258	SH	SOLE	0	SOLE
Exxon Mobil Corp	COM	30231G102	2	27	SH	OTHER	0	SOLE
Exxon Mobil Corp	COM	30231G102	255	4472	SH	OTHER	0	SOLE
Exxon Mobil Corp	COM	30231G102	5552	97280	SH	SOLE	0	SOLE
Ford Motor Company	COM	345370860	134	13330	SH	SOLE	0	SOLE
FortuneNatResNoStkh	COM	349681106	0	18000	SH	SOLE	0	SOLE
General Electric Co	COM	369604103	1776	123131	SH	SOLE	0	SOLE
Genuine Parts Co	COM	372460105	2767	70146	SH	SOLE	0	SOLE
Gerber Scientifi	COM	373730100	54	10000	SH	SOLE	0	SOLE
Gilead Sciences		COM	375558103	1689	49280	SH	SOLE	0	SOLE
Hewlett-Packard Co	COM	428236103	341	7879	SH	SOLE	0	SOLE
Home Depot, Inc.	COM	437076102	1789	63715	SH	SOLE	0	SOLE
Hudson Valley Holding	COM	444172100	674	29139	SH	OTHER	0	SOLE
IDEXX Laboratories	COM	45168D104	231	3800	SH	SOLE	0	SOLE
Illinois Tool Works	COM	452308109	2437	59036	SH	SOLE	0	SOLE
Ingersoll-Rand Co	COM	G47791101	513	14860	SH	SOLE	0	SOLE
Intel Corporation	COM	458140100	1	74	SH	OTHER	0	SOLE
Intel Corporation	COM	458140100	3516	180795	SH	SOLE	0	SOLE
Intl Business Machine	COM	459200101	6	52	SH	OTHER	0	SOLE
Intl Business Machine	COM	459200101	5956	48236	SH	SOLE	0	SOLE
ISCO International	COM	46426P103	0	58700	SH	SOLE	0	SOLE
ITT Corporation		COM	450911102	2146	47770	SH	SOLE	0	SOLE
J.P. Morgan Chase	COM	46625H100	1	31	SH	OTHER	0	SOLE
J.P. Morgan Chase	COM	46625H100	2840	77582	SH	SOLE	0	SOLE
Jacobs Engineering Grp 	COM	469814107	2236	61355	SH	SOLE	0	SOLE
Johnson & Johnson	COM	478160104	1	25	SH	OTHER	0	SOLE
Johnson & Johnson	COM	478160104	605	10244	SH	OTHER	0	SOLE
Johnson & Johnson	COM	478160104	3838	64985	SH	SOLE	0	SOLE
Kimberly-Clark Corp	COM	494368103	387	6391	SH	SOLE	0	SOLE
Manulife Finl Corp	COM	56501R106	190	13052	SH	OTHER	0	SOLE
Manulife Finl Corp	COM	56501R106	167	11474	SH	SOLE	0	SOLE
McDonald's Corp		COM	580135101	5	70	SH	OTHER	0	SOLE
McDonald's Corp		COM	580135101	3435	52142	SH	SOLE	0	SOLE
Med Efficiency De	COM	585055106	44	1210	SH	OTHER	0	SOLE
Medtronic, Inc.		COM	585055106	2395	66044	SH	SOLE	0	SOLE
MEMSIC, Inc		COM	586264103	90	40000	SH	SOLE	0	SOLE
Microsoft Corporation	COM	594918104	3	115	SH	OTHER	0	SOLE
Microsoft Corporation	COM	594918104	6	275	SH	OTHER	0	SOLE
Microsoft Corporation	COM	594918104	2883	125293	SH	SOLE	0	SOLE
Netezza Corporation	COM	64111N101	191	13987	SH	SOLE	0	SOLE
NY Community Bancorp	COM	649445103	261	17070	SH	SOLE	0	SOLE
NextEra Energy, Inc.	COM	65339F101	2	44	SH	OTHER	0	SOLE
NextEra Energy, Inc.	COM	65339F101	2272	46600	SH	SOLE	0	SOLE
NIKE, Inc."		COM	654106103	286	4234	SH	SOLE	0	SOLE
Nokia Corporation	COM	654902204	25	3045	SH	OTHER	0	SOLE
Nokia Corporation	COM	654902204	1414	173552	SH	SOLE	0	SOLE
Novartis AG		COM	66987V109	53	1096	SH	OTHER	0	SOLE
Novartis AG		COM	66987V109	2277	47114	SH	SOLE	0	SOLE
Occidental Petroleum	COM	674599105	1	12	SH	OTHER	0	SOLE
Occidental Petroleum	COM	674599105	108	1400	SH	OTHER	0	SOLE
Occidental Petroleum	COM	674599105	191	2472	SH	SOLE	0	SOLE
Old Republic Intl 	COM	680223104	2610	215206	SH	SOLE	0	SOLE
Oracle Corporation	COM	68389X105	44	2050	SH	OTHER	0	SOLE
Oracle Corporation	COM	68389X105	2451	114204	SH	SOLE	0	SOLE
Patriot Scientific Corp	COM	70336N107	2	28000	SH	SOLE	0	SOLE
PepsiCo, Inc.		COM	713448108	38	625	SH	OTHER	0	SOLE
PepsiCo, Inc.		COM	713448108	3461	56784	SH	SOLE	0	SOLE
Pfizer Inc		COM	717081103	389	27264	SH	SOLE	0	SOLE
Procter & Gamble Co	COM	742718109	3	45	SH	OTHER	0	SOLE
Procter & Gamble Co	COM	742718109	42	692	SH	OTHER	0	SOLE
Procter & Gamble Co	COM	742718109	4128	68819	SH	SOLE	0	SOLE
QUALCOMM Incorp		COM	747525103	45	1370	SH	OTHER	0	SOLE
QUALCOMM Incorp		COM	747525103	2193	66773	SH	SOLE	0	SOLE
Schlumberger Limited	COM	806857108	2981	53868	SH	SOLE	0	SOLE
SeaCo LTD Shs ISIN	COM	G79441104	3	10537	SH	SOLE	0	SOLE
Southern Company	COM	842587107	266	7990	SH	SOLE	0	SOLE
SYSCO Corporation	COM	871829107	2945	103070	SH	SOLE	0	SOLE
Texas Instruments Inc	COM	882508104	268	11500	SH	SOLE	0	SOLE
Hanover Insurance Grp	COM	410867105	1241	28526	SH	OTHER	0	SOLE
The Tor-Dom Bk USA	COM	891160509	14	212	SH	OTHER	0	SOLE
The Tor-Dom Bk USA	COM	891160509	1054	16244	SH	SOLE	0	SOLE
Transocean Inc.		COM	H8817H100	27	575	SH	OTHER	0	SOLE
Transocean Inc.		COM	H8817H100	2246	48471	SH	SOLE	0	SOLE
U.S. Bancorp		COM	902973304	603	26980	SH	OTHER	0	SOLE
United Parcel Service	COM	911312106	1	25	SH	OTHER	0	SOLE
United Parcel Service	COM	911312106	2150	37793	SH	SOLE	0	SOLE
United Technologies	COM	913017109	3731	57473	SH	SOLE	0	SOLE
Universal Express Inc	COM	91349P103	0	32000	SH	SOLE	0	SOLE
Verizon Comm 		COM	92343V104	2712	96779	SH	SOLE	0	SOLE
Vodafone Group PLC	COM	92857W209	2598	125712	SH	SOLE	0	SOLE
Wal-Mart Stores, Inc.	COM	931142103	3	55	SH	OTHER	0	SOLE
Wal-Mart Stores, Inc.	COM	931142103	2871	59722	SH	SOLE	0	SOLE
Waste Management	COM	94106L109	2594	82898	SH	SOLE	0	SOLE
Wastech Inc		COM	94107F101	0	21800	SH	SOLE	0	SOLE
Wells Fargo & Co	COM	949746101	1553	60648	SH	SOLE	0	SOLE
Western Union		COM	959802109	45	3040	SH	OTHER	0	SOLE
Western Union		COM	959802109	1541	103356	SH	SOLE	0	SOLE
WorldGate Comm		COM	98156L307	88	159718	SH	OTHER	0	SOLE